Financing Arrangements - Additional Information (Detail)				3 Months Ended
	Mar. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	May 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity			$ 8,000,000
Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt issuance costs			$ 2,800,000
Interest expense				$ 1,205,000	$ 77,000
Amortization of debt issuance cost				236,000
unamortized issuance cost	$ 1,421,000			$ 1,421,000		$ 1,618,000
Class of warrants issued during period | shares	783,129			783,129
Loan and Security Agreement [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Debt instrument payment fee, Percentage					2.75%
Interest expense	$ 1,200,000
Accretion Expense	45,900,000
Debt Related Commitment Fees and Debt Issuance Costs	47,500
Amortization of debt issuance cost	200,000
unamortized issuance cost	$ 2,100,000			$ 2,100,000
Loan and Security Agreement [Member] | Maximum [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					17.31%
Loan and Security Agreement [Member] | Minimum [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					16.49%
Tranche A [Member] | Loan and Security Agreement [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 12,000,000
Tranche B [Member] | Loan and Security Agreement [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 15,000,000
Line of Credit Facility, Remaining Borrowing Capacity			7,000,000
Withdrawn Credit Facility			$ 7,000,000
Class of warrants issued during period | shares			995,099
Tranche B [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term			48 months
Tranche B [Member] | Loan and Security Agreement [Member] | Minimum [Member] | Rigetti Computing, Inc [Member] | Venture Capital [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term			19 months
Tranche C [Member] | Rigetti Computing, Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		11.00%
Debt Related Commitment Fees and Debt Issuance Costs		$ 1,000,000
Debt Instrument, Face Amount		$ 5,000,000
Debt Instrument, Payment Terms		19 months
Debt Instrument, Frequency of Periodic Payment		payable monthly
Debt Instrument, Maturity Date		Feb. 01, 2026
Percentage of debt related cost paid upon the consummation of merger		20